Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Due to related parties	$ 11,576	$ 872,723
Due from a related party	118,025	0
Mr. Zhengyu Wang
Due to related parties	0	730,658
Due from a related party	118,025	0
Mr. Wangfeng Yan
Due to related parties	$ 11,576	$ 142,065